Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	¥ 22,543	¥ 18,400
Allowance for doubtful accounts	(126)	(878)
Accounts receivable, net	¥ 22,417	¥ 17,522